Share Capital (Details) - USD ($)				1 Months Ended			12 Months Ended
	Oct. 06, 2020	Jul. 10, 2020	Nov. 13, 2019	Sep. 30, 2020	Jun. 30, 2020	Sep. 20, 2018	Dec. 31, 2020	Nov. 30, 2020	Jul. 31, 2020	Feb. 04, 2020	Dec. 31, 2019	Dec. 11, 2019	Sep. 10, 2019
Share Capital (Details) [Line Items]
Common shares issued and outstanding							1,685,000
Description of shares issued						On August 17, 2018, in connection with the Asset Exchange, on September 20, 2018, the Company issued to the shareholders of C Media Limited, the former parent of LK Technology, (i) 185,412,599 of ordinary shares, par value $0.01 per share and (ii) 1,000,000 of our preferred shares.
Ordinary shares issued	8,314,677				1,190,095				1,190,095
Recognized stock-based compensation expense (in Dollars)	$ 3,991,045			$ 343,683	$ 469,650
Common stock, shares issued							239,770,000				209,081,533
Board of Directors [Member]
Share Capital (Details) [Line Items]
Ordinary shares issued				787,916
Superengine Holding Limited [Member]
Share Capital (Details) [Line Items]
Ordinary shares issued						12,219,959
Ordinary price per share (in Dollars per share)						$ 0.01
Honbridge Holdings Limited [Member]
Share Capital (Details) [Line Items]
Ordinary shares issued													2,000,000
Ordinary price per share (in Dollars per share)													$ 0.01
Number of per shareValues (in Dollars)													$ 12,000,000
Acuitas Capital, LLC., [Member]
Share Capital (Details) [Line Items]
Ordinary shares issued												7,763,975
Ordinary price per share (in Dollars per share)												$ 0.01
Ordinary shares value (in Dollars)												$ 10,000,000
Warrant purchase		15,897,663
Saleya Holdings Limited [Member]
Share Capital (Details) [Line Items]
Ordinary shares issued										2,708,498
Ordinary price per share (in Dollars per share)										$ 0.01
Botbrain Limited [Member]
Share Capital (Details) [Line Items]
Ordinary shares issued								1,789,618
Series A Preferred Shares [Member] | Geely Technology [Member]
Share Capital (Details) [Line Items]
Preferred shares			21,794,872
Preferred shares value (in Dollars)			$ 42,500,000